4. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details
Cash and cash equivalents	R$ 40,283	R$ 92,860
Short term bank deposits:
CDB/Repurchases	2,920,435	5,035,326
Total cash and cash equivalents	R$ 2,960,718	R$ 5,128,186	R$ 6,100,403	R$ 5,232,992